Statements of Operations (Financial income (expenses), net) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement Related Disclosures [Abstract]
Interest income		$ 11,812	$ 11,838	$ 24,051
Amortization of issuance costs of convertible notes		(547)	(547)	(1,094)
Other, net	[1]	(641)	(427)	(739)
Financial income (expenses), net		10,624	10,864	22,218
Foreign currency expense		$ (313)	$ (172)	$ (78)

[1]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars